Segmented information (Tables)	12 Months Ended
Dec. 31, 2022
Segmented information [Abstract]
Schedule of long-term assets by geographic segment
Balance Sheet Items	South Dakota $	Texas $	New Mexico $	Wyoming $	Other States $	Canada $	Total $

Intangible assets	-	67,251	217,241	-	207,504	-	491,996
Property, plant and equipment	62,946	1,540,733	-	-	-	-	1,603,679
Mineral properties	85,667,919	1,455,206	4,395,822	41,235,727	3,324,904	-	136,079,578
Right-of-use assets	-	199,120	-	-	-	45,444	244,564
Balance, December 31, 2021	85,730,865	3,262,310	4,613,063	41,235,727	3,532,408	45,444	138,419,817

Intangible assets	-	122,401	217,241	-	188,640	-	528,282
Property, plant and equipment	60,630	2,273,791	-	-	-	-	2,334,421
Mineral properties	86,220,848	9,144,069	4,905,348	41,754,462	3,194,359	-	145,219,086
Right-of-use assets	-	168,871	-	-	-	16,743	185,614
Balance, December 31, 2022	86,281,478	11,709,132	5,122,589	41,754,462	3,382,999	16,743	148,267,403